Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Share-based Payment Arrangement, Option [Member] Ordinary Shares [Member]	Share-based Payment Arrangement, Option [Member] Additional Paid-in Capital [Member]	Share-based Payment Arrangement, Option [Member] Retained Earnings [Member]	Share-based Payment Arrangement, Option [Member] Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Share-based Payment Arrangement, Option [Member] Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Attributable to Parent [Member]	Share-based Payment Arrangement, Option [Member] AOCI Attributable to Parent [Member]	Share-based Payment Arrangement, Option [Member] Treasury Stock [Member]	Share-based Payment Arrangement, Option [Member]	Employee Stock Purchase Plan [Member] Ordinary Shares [Member]	Employee Stock Purchase Plan [Member] Additional Paid-in Capital [Member]	Employee Stock Purchase Plan [Member] Retained Earnings [Member]	Employee Stock Purchase Plan [Member] Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Employee Stock Purchase Plan [Member] Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Attributable to Parent [Member]	Employee Stock Purchase Plan [Member] AOCI Attributable to Parent [Member]	Employee Stock Purchase Plan [Member] Treasury Stock [Member]	Employee Stock Purchase Plan [Member]	Restricted Share Units [Member] Ordinary Shares [Member]	Restricted Share Units [Member] Additional Paid-in Capital [Member]	Restricted Share Units [Member] Retained Earnings [Member]	Restricted Share Units [Member] Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Restricted Share Units [Member] Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Attributable to Parent [Member]	Restricted Share Units [Member] AOCI Attributable to Parent [Member]	Restricted Share Units [Member] Treasury Stock [Member]	Restricted Share Units [Member]	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Attributable to Parent [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
Balance (in shares) at Dec. 31, 2017																									1,669,036,600
Balance at Dec. 31, 2017																									$ 33	$ 142,946	$ (47,517)	$ 5,528	$ (191)	$ 5,337	$ (24,244)	$ 76,555
Shares for exercise of stock options (in shares)																									346,550
Shares for exercise of stock options																										10						10
Shares for Employee Stock Purchase Plan (in shares)																									3,307,950
Shares for Employee Stock Purchase Plan																										86						86
Shares vested under restricted share units (in shares)																									25,588,950
Shares vested under restricted share units																									$ 1	(1)
Acquisition of treasury stock																															(451)	(451)
Treasury stock reissued (in shares)	(346,550)								(3,307,950)								(25,588,950)
Treasury stock reissued		$ (19)								$ (88)							$ (1)	$ (1,240)
Treasury stock reissued			$ (2)				$ 21				$ (118)				$ 206				$ (363)				$ 1,604
Stock-based compensation																										1,421						1,421
Net income (loss)																											2,088					2,088
Unrealized pension gain																													14	14		14
Foreign currency translation adjustments																												(677)		(677)		(677)
Balance (in shares) at Dec. 31, 2018																									1,669,036,600
Balance at Dec. 31, 2018																									$ 33	143,115	(45,912)	4,851	(177)	4,674	(22,864)	79,046
Balance (in shares) at Dec. 31, 2017																									1,669,036,600
Balance at Dec. 31, 2017																									$ 33	142,946	(47,517)	5,528	(191)	5,337	(24,244)	76,555
Balance (in shares) at Dec. 31, 2020																									1,669,036,600
Balance at Dec. 31, 2020																									$ 33	143,422	(46,744)	5,848	(108)	5,740	(18,362)	84,089
Balance (in shares) at Dec. 31, 2018																									1,669,036,600
Balance at Dec. 31, 2018																									$ 33	143,115	(45,912)	4,851	(177)	4,674	(22,864)	79,046
Shares for exercise of stock options (in shares)																									256,900
Shares for exercise of stock options																										7						7
Shares for Employee Stock Purchase Plan (in shares)																									4,264,200
Shares for Employee Stock Purchase Plan																										109						109
Shares vested under restricted share units (in shares)																									28,661,400
Shares vested under restricted share units																									$ 1	(1)
Acquisition of treasury stock																															(510)	(510)
Treasury stock reissued (in shares)	(256,900)								(4,264,200)								(28,661,400)
Treasury stock reissued		(16)								(122)							$ (1)	(1,070)
Treasury stock reissued							16				(136)				258				(686)				1,757
Stock-based compensation																										1,462						1,462
Net income (loss)																											(5,039)					(5,039)
Unrealized pension gain																													65	65		65
Foreign currency translation adjustments																												(85)		(85)		(85)
Balance (in shares) at Dec. 31, 2019																									1,669,036,600
Balance at Dec. 31, 2019																									$ 33	143,484	(51,773)	4,766	(112)	4,654	(21,343)	$ 75,055
Shares for exercise of stock options (in shares)																									10,907,100							10,907,100
Shares for exercise of stock options																										476						$ 476
Shares for Employee Stock Purchase Plan (in shares)																									2,485,400
Shares for Employee Stock Purchase Plan																										78						78
Shares vested under restricted share units (in shares)																									38,713,500
Shares vested under restricted share units																									$ 1	(1)
Acquisition of treasury stock																															(146)	(146)
Treasury stock reissued (in shares)	(10,907,100)								(2,485,400)								(38,713,500)
Treasury stock reissued		$ (634)								$ (78)							$ (1)	$ (1,317)
Treasury stock reissued			$ (18)				$ 652				$ (72)				$ 149	$ (1)			$ (1,008)				$ 2,326
Stock-based compensation																										1,414						1,414
Net income (loss)																											6,127					6,127
Unrealized pension gain																													4	4		4
Foreign currency translation adjustments																												1,082		1,082		1,082
Balance (in shares) at Dec. 31, 2020																									1,669,036,600
Balance at Dec. 31, 2020																									$ 33	$ 143,422	$ (46,744)	$ 5,848	$ (108)	$ 5,740	$ (18,362)	$ 84,089